Leases (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 20, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease cost	$ 3,371	$ 94,908	$ 39,310	$ 38,450